Other Intangibles, Net (Schedule Of Other Intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other intangibles, net	$ 461,006	$ 523,709
Goodwill [Member]
Other intangibles, net	58,094	58,094
Customer Relationships [Member]
Other intangibles, net	325,471	346,647
Contractual Vendor Intangible Assets [member]
Other intangibles, net	38,775	47,580
Tradename And Other Intangible Assets [Member]
Other intangibles, net	$ 38,666	$ 71,388